Stock Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock Based Compensation

9. Stock Based Compensation

ASC 718 requires compensation expense associated with share-based awards to be recognized over the requisite service period which, for the Company, is the period between the grant date and the date the award vests or becomes exercisable. The Company recognizes all share-based awards under the straight-line attribution method, assuming that all granted awards will vest. Forfeitures are recognized in the periods when they occur.

Stock based compensation has been reported within expense line items on the consolidated statement of operations for the three months ended March 31, 2025 and 2024 as shown in the following table (in $000s):

	Three Months Ended
	March 31,
	2025	2024
General and administrative	$1,592	$149
Research and development	74	54
Stock-based compensation costs	$1,666	$203

2018 Plan

In May 2018, the Company’s stockholders approved the 2018 Equity Incentive Plan (the “2018 Plan”), under which Cyclacel may make equity incentive grants to its officers, employees, directors and consultants. The 2018 Plan allows for various types of award grants, including stock options and restricted stock units.

On February 6, 2025, the Company’s stockholders approved an amendment to the 2018 Plan to reserve an additional 500,000 shares of Common Stock for issuance thereunder, which number would not be adjusted as a result of the Reverse Stock Split. As of March 31, 2025, the Company has reserved approximately 468,000 shares of the Company’s common stock under the 2018 Plan for future issuances.

Stock option awards granted under the Company’s equity incentive plans have a maximum life of 10 years and generally vest over a one to four-year period from the date of grant.

2020 Inducement Equity Incentive Plan

In October 2020, the Inducement Equity Incentive Plan (the “Inducement Plan”), became effective. Under the Inducement Plan, Cyclacel may make equity incentive grants to new senior level Employees (persons to whom the Company may issue securities without stockholder approval). The Inducement Plan allows for the issuance of up to 55 shares of the Company’s common stock (or the equivalent of such number). As of March 31, 2025, there were no shares issued under the Inducement Plan, leaving a remaining reserve of 55 shares.

Option Awards Granted Outside of the 2018 Plan and Inducement Plan

During February 2025, the Company issued stock option awards to employees and consultants outside of the 2018 Plan and the Inducement Plan. The shares underlying these options are not registered for resale. All of the options granted outside of the 2018 Plan and Inducement Plan vest immediately upon grant and can be exercised beginning three months from the recipient’s Termination Date through the expiry of the option awards, which is ten years from the grant date. The Termination Date is defined as the date on which an award recipient ceases to be an employee, director or consultant of the Company or of an Affiliate for any reason other than the death or disability, or termination of the recipient for cause.

Option Grants and Exercises

There were 24,818 options granted during the three months ended March 31, 2025. Of these awards, 1,068 were issued under the 2018 Plan and the rest were issued outside of the 2018 Plan and the Inducement Plan. Options granted during the three months ended March 31, 2025 had a grant date fair value ranging between $60.00 and $72.00 per option.

There were 52 options granted under the 2018 Plan during the three months ended March 31, 2024. These options had a grant date fair value of $424.80 per option.

The fair value of the stock options granted is calculated using the Black-Scholes option-pricing model as prescribed by ASC 718 using the following assumptions:

	Three months ended	Three months ended
	March 31, 2025	March 31, 2024
Expected term (years)	5 - 10	6
Risk free interest rate	4.060% – 4.250%	3.995%
Volatility	100% – 107%	93%
Expected dividend yield over expected term	0.00%	0.00%
Resulting weighted average grant date fair value	$69.60	$424.80

There were no stock options exercised during each of the three months ended March 31, 2025 and 2024, respectively. The Company does not expect to be able to benefit from the deduction for stock option exercises that may occur because the company has tax loss carryforwards from prior periods that would be expected to offset any potential taxable income.

Outstanding Options

A summary of the share option activity and related information is as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price Per Share	Term (Years)	Value ($000)
Options outstanding at December 31, 2024	494	$10,658.40	7.20	$—
Granted	24,818	$70.79	—	$—
Exercised	—	$—	—	$—
Cancelled/forfeited	(53)	$2,238.25	—	$—
Options outstanding at March 31, 2025	25,259	$276.67	9.76	$—

Unvested at March 31, 2025	21	$2,094.84	—	$—
Vested and exercisable at March 31, 2025	25,238	$275.17	9.77	$—

Restricted Stock Units

No restricted stock units were issued during the three months ended March 31, 2025. The Company issued 52 restricted stock units during the three months ended March 31, 2024. These restricted stock units vested monthly over a six-month service period. These restricted stock units were valued at $547.20 at the date of grant, which was equivalent to the market price of a share of the Company’s common stock on that date.

A total of 71.36 restricted stock units were issued in January 2023. These units vest on the third anniversary of their date of grant, or earlier if certain defined clinical trial related performance targets are met. A three-year vesting assumption was applied to these restricted stock units as satisfaction of the performance conditions is not probable at this time. Each restricted stock unit was valued at $3,240.00 at the date of grant, which was equivalent to the market price of a share of the Company’s common stock on that date. As of March 31, 2025, all but 13 of the original awards granted have been forfeited due to the recipient’s termination of service with the Company. In the three months ended March 31, 2025, the Company reduced stock compensation cost, a component of selling general, and administrative expense, by approximately $61,000 as a result of forfeitures of these awards during that period.

Summarized information for restricted stock units as of March 31, 2025 is as follows:

		Weighted	Weighted
		Average	Average
	Restricted	Grant Date	Remaining
	Stock Units	Value per share	Term
Restricted Stock Units outstanding at December 31, 2024	164	$2,882.40	8.30 years
Granted	0	$0
Cancelled/forfeited	(28)	$3,300.00
Restricted Stock Units outstanding at March 31, 2025	136	$2,795.37	8.09 years

Unvested at March 31, 2025	13	$3,240.00	7.82 years

Vested at March 31, 2025	123	$2,747.11	8.12 years

12. Stock-Based Compensation

Stock based compensation has been reported within expense line items on the consolidated statement of operations for the years ended 2024 and 2023 as shown in the following table (in thousands):

	Year Ended
	December 31,
	2024	2023
General and administrative	$498	$1,039
Research and development	94	434
Stock-based compensation costs	$592	$1,473

2018 Plan

In May 2018, the Company’s stockholders approved the 2018 Equity Incentive Plan (the “2018 Plan”), under which Cyclacel may make equity incentive grants to its officers, employees, directors and consultants. The 2018 Plan replaced the 2015 Equity Incentive Plan (the “2015 Plan”).

The 2018 Plan allows for various types of award grants, including stock options and restricted stock units.

On June 21, 2024, the Company’s stockholders approved an additional 160,000 shares of common stock that may be issued under the 2018 Plan. On June 13, 2023, the Company’s stockholders approved an additional 60,000 shares of common stock that may be issued under the 2018 Plan. As of December 31, 2024, the Company has reserved approximately 196,000 shares of the Company’s common stock under the 2018 Plan for future issuances. Stock option awards granted under the Company’s equity incentive plans have a maximum life of 10 years and generally vest over a one to four-year period from the date of grant.

2020 Inducement Equity Incentive Plan

In October 2020, the Inducement Equity Incentive Plan (the “Inducement Plan”), became effective. Under the Inducement Plan, Cyclacel may make equity incentive grants to new senior level Employees (persons to whom the Company may issue securities without stockholder approval). The Inducement Plan allows for the issuance of up to 55 shares of the Company’s common stock (or the equivalent of such number). As of December 31, 2024, the reserve remains at 55 shares.

Option Grants and Exercises

There were 52 options granted during the year ended December 31, 2024, all issued under the 2018 Plan. These options had a grant date fair value of $424.80 per option. There were 181 options granted during the year ended December 31, 2023. These options had a grant date fair value ranging between $1,516.80-$2,635.20 per option.

Of the options granted during the year ended December 31, 2024, all vested six months from their date of grant. Of the options granted during the year ended December 31, 2023, 71 awards shall vest on the third anniversary of their date of grant, or earlier if either of the certain performance conditions are met relating to enrollment goals for various clinical studies. A further 36 options granted during the year ended December 31, 2023 were forfeited during 2024 due to the holders’ termination of employment with the Company. The Company had assumed that these awards will vest after three years as satisfaction of the performance conditions is not probable at this time.

As of December 31, 2024, the total remaining unrecognized compensation cost related to the non-vested stock options with service conditions amounted to approximately $0.1 million, which will be amortized over the weighted-average remaining requisite service period of 1.30 years.

Outstanding Options

A summary of the share option activity and related information is as follows:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Options	Price Per	Contractual	Intrinsic
	Outstanding	Share	Term (Years)	Value ($000)
Options outstanding at December 31, 2022	447	$21,049.14	8.34	$—
Granted	181	$2,117.94	—	$—
Exercised	—	$—	—	$—
Cancelled/forfeited	(33)	$79,737.60	—	$—
Options outstanding at December 31, 2023	595	$12,048.00	7.96	$—

Granted	52	$547.20	—	$—
Cancelled/forfeited	(153)	$12327.88	—	$—
Options outstanding at December 31, 2024	494	$10,658.14	7.20	$—

Unvested at December 31, 2024	74	$2,250.91	8.45	$—
Vested and exercisable at December 31, 2024	420	$12,141.75	6.99	$—

The fair value of the stock options granted is calculated using the Black-Scholes option-pricing model as prescribed by ASC 718 using the following assumptions:

	Year ended	Year ended
	December 31, 2024	December 31, 2023
Expected term (years)	6	5 - 6
Risk free interest rate	3.995%	3.660% – 4.160%
Volatility	93%	89% – 92%
Expected dividend yield over expected term	0.00%	0.00%
Resulting weighted average grant date fair value	$424.80	$1,591.20

There were no stock options exercised during each of the years ended December 31, 2024 and 2023, respectively. The Company does not expect to be able to benefit from the deduction for stock option exercises that may occur because the company has tax loss carryforwards from prior periods that would be expected to offset any potential taxable income.

Restricted Stock Units

The Company issued 52 restricted stock units during the year ended December 31, 2024. These restricted stock units vest monthly over a six-month service period. These restricted stock units were valued at $547.20 at the date of grant, which was equivalent to the market price of a share of the Company’s common stock on that date.

A total of 71 restricted stock units were issued in January 2023 vest on the third anniversary of their date of grant, or earlier if certain defined clinical trial related performance targets are met. A three-year vesting assumption was applied to these restricted stock units as satisfaction of the performance conditions is not probable at this time. Each of these restricted stock units was valued at $3,240.00 at the date of grant, which was equivalent to the market price of a share of the Company’s common stock on that date. During 2023, 1 of these restricted stock units were forfeited as the recipient voluntarily terminated employment with the Company. A further 35 restricted stock units issued in June 2023 vest on the first anniversary of the date of grant. Each of these restricted stock units were valued at $2,121.60 at the date of grant, which was equivalent to the market price of a share of the Company’s common stock on that date.

During the year ended December 31, 2024, an additional 32 of these restricted stock units have been forfeited due to the holders’ termination of employment with the Company.

Summarized information for restricted stock units as of December 31, 2024 and 2023 is as follows:

			Weighted
			Average
	Restricted		Remaining
	Stock Units		Term
Restricted Stock Units outstanding at December 31, 2022	38	$6,768.00
Granted	107	$2,870.00
Cancelled/forfeited	(1)	$3,240.00
Restricted Stock Units outstanding at December 31, 2023	144	$3,902.40	8.96 years

Granted	52	$547.20	9.03 years
Cancelled/forfeited	(32)	$3,675.17
Restricted Stock Units outstanding at December 31, 2024	164	$2,881.62	8.30 years

Unvested at December 31, 2024	41	$3,280.09	8.06 years

Vested at December 31, 2024	123	$2,747.14	8.39 years